Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues from sales of product	$ 12,219	$ 15,014	$ 24,122
Cost of sales	(10,905)	(11,084)	(11,338)
Gross profit	1,314	3,930	12,784
Operating expenses:
Selling and distribution costs	(150)	(438)	(73)
Administrative expenses	(2,066)	(1,412)	(1,305)
Total operating expenses	(2,216)	(1,850)	(1,378)
Operating profit (loss)	(902)	2,080	11,406
Other income and loss, net	107	73	126
Gain on valuation of warrants	1,673
Finance costs	(15)	(150)	(149)
Profit before taxation	863	2,003	11,383
Income tax benefit (expense)	(182)	85	118
Net profit for the year	$ 681	$ 2,088	$ 11,501
Earnings per share
Basic (in Dollars per share)	$ 0.34	$ 3.36	$ 19.17
Diluted (in Dollars per share)		$ 3.36	$ 19.17
Weighted-average number of shares
Basic (in Shares)	2,006,185	620,532	600,000
Diluted (in Shares)	2,006,185	620,532	600,000